Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

7.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Intangible assets with indefinite life:
Trademark	–	443,300,000	63,676,061
Intangible assets with definite life:
Trademark	4,724,493	4,724,493	678,631
Technology	–	4,200,000	603,292
Network rights	259,048	390,317	56,066
Purchased software	10,980,093	14,339,844	2,059,790
Reacquired rights	2,531,418	2,531,418	363,615
Favorable leases	20,498,648	41,600,548	5,975,545
Others	435,185	435,185	62,510
Total	39,428,885	511,521,805	73,475,510
Less: Accumulated amortization	(12,215,494)	(15,241,489)	(2,189,303)
Total.	27,213,391	496,280,316	71,286,207

Amortization expense of intangible assets for the years ended December 31, 2017, 2018 and 2019 amounted to RMB879,968, RMB1,630,950 and RMB3,025,995 (USD434,657), respectively.

No impairment charges were recognized for the years ended December 31, 2017, 2018 and 2019.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2020	6,655,671	956,027
2021	6,621,247	951,083
2022	6,548,904	940,691
2023	6,162,554	885,196
2024	6,067,685	871,568
Thereafter	20,924,255	3,005,581